Corporate information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Corporate Information [Abstract]
Corporate information [Text Block]

1. Corporate information

KWESST Micro Systems Inc. (the "Company" or "KWESST"), formerly Foremost Ventures Corp. (''Foremost''), was incorporated on November 28, 2017, under the laws of the Province of British Columbia. The Company's registered office is located at 550 Burrard Street, Suite 2900, Vancouver, British Columbia, Canada. Its corporate office is located at Unit 1, 155 Terrence Matthews Crescent, Ottawa, Ontario, Canada.

On September 17, 2020, Foremost completed a Qualifying Transaction ("the QT") with KWESST Inc., a private company, was incorporated under the laws of the Province of Ontario on April 24, 2017. The QT constituted a reverse acquisition in accordance with IFRS as the shareholders of KWESST Inc. took control of Foremost (Note 4(a)). At the time of the QT, Foremost did not constitute a business as defined under IFRS 3 - Business Combinations, and therefore the QT was accounted for as an asset acquisition. As KWESST Inc. was deemed to be the acquirer for accounting purposes, the resulting consolidated statements of financial position was presented as a continuance of KWESST Inc.'s operations at their historical carrying values, and the comparative figures presented are those of KWESST Inc. The results of operations, the cash flows, and the assets and liabilities of Foremost have been included in these consolidated financial statements since September 17, 2020.

Following the QT, KWESST, pursuant to Section 4.8(2) of National Instrument 51-102, provided notice that KWESST has changed its fiscal year end to September 30th from December 31st. Accordingly, these consolidated financial statements presented herein are as at and for the nine months ended September 30, 2020 with comparatives as at and for the twelve months ended December 31, 2019.

KWESST develops and markets innovative products to create ''intelligent tactical systems'' and proprietary technology for game-changing applications in the military and homeland security market. KWESST's core technology has multiple applications based on its micro integrated sensor software technology, or MISST, a proprietary integration of miniaturized sensors, optics, ballistics and software that provides an advancement in affordable smart systems and mission capability.

KWESST's common stock is listed on the TSX-Venture Exchange (''TSX-V'') under the stock symbol of KWE.

KWESST effected a one for seventy (1-for-70) reverse stock split of its common stock on October 28, 2022 (the "Reverse Split"). The Reverse Split has been retroactively applied to these consolidated financial statements.

To retroactively apply this Reverse Split, the exercise price and number of common shares issuable upon the exercise of outstanding stock options were adjusted accordingly. The restricted share units ("RSUs") and performance stock units ("PSUs") have also been adjusted. While the number of warrants has not changed as a result of the Reverse Split; the conversion rate for each warrant was adjusted from one common share to 0.01428571 of a common share.

All information respecting outstanding common shares and other securities of KWESST, including net loss per share, in the current and comparative periods presented are on a Reverse Split basis.

1. Corporate information

a) Corporate information

KWESST Micro Systems Inc. (the "Company", "KWESST", "we", "our", and "us") was incorporated on November 28, 2017, under the laws of the Province of British Columbia. Our registered office is located at 550 Burrard Street, Suite 2900, Vancouver, British Columbia, Canada and our corporate office is located at Unit 1, 155 Terrence Matthews Crescent, Ottawa, Ontario, Canada. We have representative offices in the following foreign locations: Washington DC (United States), London (United Kingdom), and Abu Dhabi (United Arab Emirates).

We develop and commercialize next-generation technology solutions that deliver a tactical advantage for military, public safety agencies and personal defense markets.  Our core mission is to protect and save lives.

KWESST's common stock is listed on the TSX-Venture Exchange ("TSX-V'') under the stock symbol of KWE and on the Frankfurt Stock Exchange under the stock symbol of 62U.  As a result of the U.S. IPO (see Note 28 (a), Subsequent Events - U.S. IPO and Canadian Offering), KWESST's common stock and warrants issued under the Form F-1 Registration Statement are also listed on the Nasdaq Capital Market ("Nasdaq") under the stock symbol of KWE and KWESW, respectively, as of December 7, 2022.

b) Reverse Stock Split

In August 2022, we submitted a Form F-1 Registration Statement to the U.S. Securities and Exchange Commission and applied to have its common shares listed on the Nasdaq Capital Market ("Nasdaq"). In connection with KWESST's listing application on Nasdaq, KWESST effected a one for seventy (1-for-70) reverse stock split of its common stock on October 28, 2022 (the "Reverse Split").  Accordingly, all shareholders of record at the opening of business on October 28, 2022, received one issued and outstanding common share of KWESST in exchange for seventy outstanding common shares of KWESST.  No fractional shares were issued in connection with the Reverse Split.  All fractional shares created by the Reverse Split were rounded to the nearest whole number of common shares, with any fractional interest representing 0.5 or more common shares entitling holders thereof to receive one whole common share.

Effective on the date of the Reverse Split, the exercise price and number of common shares issuable upon the exercise of outstanding stock options were proportionately adjusted to reflect the Reverse Split.  The restricted share units ("RSUs") and performance stock units ("PSUs") have also been adjusted for the Reverse Split.  While the number of warrants has not changed as a result of the Reverse Split; the conversion rate for each warrant was adjusted from one common share to 0.01428571 common share.  All information respecting outstanding common shares and other securities of KWESST, including net loss per share, in the current and comparative periods presented herein give effect to the Reverse Split.